CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman ETF Trust (1933 Act File No. 333-261613; 1940 Act File No. 811-29761) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement (“Amendment No. 42”) and (b) that Amendment No. 42 was filed electronically.

Dated: December 19, 2025	By: /s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary

SCHEDULE A

Neuberger China Equity ETF
Neuberger Commodity Strategy ETF
Neuberger Core Equity ETF
Neuberger Disrupters ETF
Neuberger Growth ETF
Neuberger Japan Equity ETF
Neuberger Option Strategy ETF
Neuberger Quality Select ETF
Neuberger Small-Mid Cap ETF
Neuberger Small Value ETF